Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2020 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	5,820,211
Granted during the period	403,600
Exercised during the period	(359,945)
Forfeited during the period	(75,476)
Expired during the period	0
Ending balance	5,788,390
Vested at the balance sheet date	2,967,550
Beginning balance	€ 46.36
Granted during the period	123.76
Exercised during the period	26.69
Forfeited during the period	45.70
Expired during the period	0
Ending balance	52.99
Vested at the balance sheet date	€ 31.31